Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges

Dry-docking and Special Survey Costs
Balance, January 1, 2014	19,910
Additions	10,150
Amortization	(7,814)
Write-off	(1,473)
Balance, December 31, 2014	20,773
Additions	9,461
Amortization	(7,425)
Balance, December 31, 2015	22,809
Additions	5,868
Amortization	(7,920)
Write-off	(72)
Transfer to vessel held for sale	(318)
Balance, December 31, 2016	20,367